SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent, Total	$ 4,906	$ (1,257)	$ (11,387)	$ (2,025)